Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	$ 4,372.0
End of period	7,687.3	$ 4,372.0
General and administrative costs capitalized	45.1	37.7
Share-based compensation expense capitalized	14.3	5.4
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	23,704.8
End of period	23,526.1	23,704.8
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(19,332.8)
End of period	(15,838.8)	(19,332.8)
Development And Production Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	4,318.9	7,787.6
Acquisitions through business combinations	953.8	0.2
Additions	736.5	504.2
Dispositions	(243.7)	(28.0)
Transfers from exploration and evaluation assets	57.5	198.0
Depletion	(708.5)	(611.6)
Impairment reversal (impairment)	2,514.4	(3,557.8)
Foreign exchange	11.4	26.3
End of period	7,640.3	4,318.9
Development And Production Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	23,584.1	23,038.6
End of period	23,402.9	23,584.1
Development And Production Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(19,265.2)	(15,251.0)
End of period	(15,762.6)	(19,265.2)
Corporate Assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	53.1	54.0
Additions	2.5	3.5
Depletion	(8.6)	(4.4)
End of period	47.0	53.1
Corporate Assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	120.7	117.2
End of period	123.2	120.7
Corporate Assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(67.6)	(63.2)
End of period	(76.2)	(67.6)
Future Development Costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	4,180.0
End of period	$ 4,580.0	$ 4,180.0